DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Goodwill, Impairment Loss	$ 0.0	$ 13.7	$ 0.0